Investment Company Accounting (Schedule of Performance of the Investments) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Investment Company Accounting
Opening fair value	$ 3,228		¥ 267,168		¥ 253,693		¥ 306,354
Purchase / (sales) of investees during the period	(850)	[1]	(70,292)	[1]	(5,004)	[1]	36,414	[1]
Realized gains / (losses) during the period	122	[2]	10,070	[2]	(2,212)	[2]	49,493	[2]
Change in unrealized gains / (losses) during the period	22	[3]	1,808	[3]	20,691	[3]	(138,568)	[3]
Closing fair value	$ 2,522		¥ 208,754		¥ 267,168		¥ 253,693

[1]	Acquisition cost of new investees and additional investments or sales proceeds of investees disposed of during the period.
[2]	Realized gains and losses are calculated as the difference between sales proceeds and the adjusted historical cost of the investment.
[3]	Includes the effect of foreign exchange movements.